Accumulated Other Comprehensive Loss	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Accumulated Other Comprehensive Loss

NOTE 14 — ACCUMULATED OTHER COMPREHENSIVE LOSS

The table below presents the changes in accumulated other comprehensive income (loss) by component for the following periods:

	Six Months Ended June 30,
	2014	2013
Foreign currency translation
Beginning of period	$(1.5)	$(2.8)
Net gain (loss) on foreign currency translation	6.2	(0.3)

End of period	4.7	(3.1)

Pension and other post-retirement benefits
Beginning of period	(5.3)	(40.8)
Amortization of unrecognized loss included in net loss, net of tax (a)	0.1	1.3

End of period	(5.2)	(39.5)

Total accumulated other comprehensive loss	$(0.5)	$(42.6)

(a)	These accumulated other comprehensive income (loss) components are included in the computation of net periodic pension expense and net periodic post-retirement expense (see Note 9 for additional details).